Shareholder Report, Holdings (Details) - C000032337	Apr. 30, 2025
Microsoft8658480
Holdings [Line Items]
Percent of Total Investments	7.00%
Apple8658429
Holdings [Line Items]
Percent of Total Investments	6.70%
Mastercard8658469
Holdings [Line Items]
Percent of Total Investments	5.70%
Costco Wholesale8658443
Holdings [Line Items]
Percent of Total Investments	5.40%
JPMorgan Chase8658462
Holdings [Line Items]
Percent of Total Investments	5.20%
RTX8658497
Holdings [Line Items]
Percent of Total Investments	4.70%
Honeywell International8658454
Holdings [Line Items]
Percent of Total Investments	4.20%
TJX8658515
Holdings [Line Items]
Percent of Total Investments	4.20%
Oracle8658490
Holdings [Line Items]
Percent of Total Investments	4.00%
BlackRock Funding8658433
Holdings [Line Items]
Percent of Total Investments	4.00%
Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%